MARKETABLE SECURITIES (Details Narrative) - CAD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Statement [Line Items]
Shares/Warrants held	2,778,839
Fair value	$ 5,509	$ 5,514
Carlyle Commodities Corp. Shares [Member]
Statement [Line Items]
Shares/Warrants held	550,000
Fair value	$ 5,509	5,514
Fair value increase/decrease	$ (5)	$ (16,572)